Intangible assets and goodwill - Summary of Goodwill and Trademarks (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance, Goodwill and trademarks	$ 50,448	$ 48,767
Impairment loss	0	0
Effect of foreign currency exchange rate differences	(4,480)	1,681
Ending balance, Goodwill and trademarks	45,968	50,448
Goodwill
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance, Goodwill and trademarks	48,061	46,460
Impairment loss	0	0
Effect of foreign currency exchange rate differences	(4,268)	1,601
Ending balance, Goodwill and trademarks	43,793	48,061
Trademarks
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance, Goodwill and trademarks	2,387	2,307
Impairment loss	0	0
Effect of foreign currency exchange rate differences	(212)	80
Ending balance, Goodwill and trademarks	$ 2,175	$ 2,387